Share-based payments - MIP I, assumptions (Details) - MIP I		12 Months Ended
	Dec. 24, 2012 MXN ($) Y $ / shares	Dec. 31, 2021 MXN ($) EquityInstruments	Dec. 31, 2020 MXN ($) EquityInstruments	Dec. 31, 2019 MXN ($)
Share-based payments
Dividend yield (%)	0.00%
Volatility (%)	37.00%
Risk-free interest rate (%)	5.96%
Expected life of share options (years) | Y	8.8
Exercise price of shares | $ / shares	$ 5.31
Exercise multiple	1.1
Fair value of the stock at grant date | $	$ 1.73
Shares exercised | EquityInstruments		7,653,981
Series A shares
Share-based payments
Shares exercised | EquityInstruments		7,653,981	2,780,000
Amount paid to Management Trust corresponding to exercised shares | $		$ 40,668,000	$ 0	$ 14,773,000